INVENTORIES (Tables)	12 Months Ended
Dec. 31, 2018
Inventory Disclosure [Abstract]
Schedule of Inventories
	As of December 31,
	2017	2018
	RMB	RMB
Raw materials	856,151,730	1,337,270,185
Work-in-progress	1,247,357,915	1,553,346,553
Finished goods	2,170,220,346	2,852,711,200
Total	4,273,729,991	5,743,327,938